UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

[INSERT Schedule of Investments]

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS HIGH INCOME FUND

FORM N-Q

APRIL 30, 2006

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited)

April 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 95.9%
Aerospace & Defense — 1.2%
$ 2,120,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,098,801
2,655,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	2,641,725
2,075,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,960,875
1,550,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,674,000

		Total Aerospace & Defense	8,375,401

Airlines — 1.1%
1,100,000	B	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 4/1/08	1,103,324
		Continental Airlines Inc., Pass-Through Certificates:
708,094	B+	Series 2000-2, Class C, 8.312% due 4/2/11	674,567
5,080,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	5,052,275
		United Airlines Inc., Pass-Through Certificates:
316,338	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	314,490
1,105,726	NR	Series 2002, Class A-2, 7.186% due 10/1/12	1,117,475

		Total Airlines	8,262,131

Auto Components — 0.9%
1,535,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,558,025
1,225,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	1,350,563
1,648,000	BB-	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	1,779,840
2,170,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,958,425

		Total Auto Components	6,646,853

Automobiles — 2.2%
		Ford Motor Co.:
15,340,000	BB-	Notes, 7.450% due 7/16/31	11,274,900
975,000	BB-	Senior Notes, 4.950% due 1/15/08	906,671
5,150,000	B	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	3,862,500

		Total Automobiles	16,044,071

Biotechnology — 0.2%
1,610,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	1,626,100

Building Products — 2.3%
		Associated Materials Inc.:
9,000,000	CCC	Senior Discount Notes, step bond to yield 11.239% due 3/1/14	5,535,000
940,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	982,300
4,150,000	B-	Goodman Global Holding Co. Inc., Senior Subordinated Notes, Series B, 7.491% due 6/15/12 (c)	4,243,375
715,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	769,519
5,262,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	5,419,860

		Total Building Products	16,950,054

Capital Markets — 0.9%
3,721,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	4,111,705
		E*TRADE Financial Corp., Senior Notes:
410,000	B+	7.375% due 9/15/13	419,225
1,540,000	B+	7.875% due 12/1/15	1,624,700

		Total Capital Markets	6,155,630

Chemicals — 3.6%
5,825,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	6,378,375
1,865,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	1,958,250

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Chemicals (continued)
$ 5,690,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	$6,315,900
1,490,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,644,587
3,705,000	B-	Montell Finance Co. BV, 8.100% due 3/15/27 (b)	3,547,537
4,525,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	4,864,375
775,000	B-	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	817,625
775,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	749,813

		Total Chemicals	26,276,462

Commercial Services & Supplies — 2.0%
2,900,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,885,500
4,000,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	4,230,000
3,100,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,379,000
1,165,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	1,249,463
1,195,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	1,302,550
1,485,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	1,442,998

		Total Commercial Services & Supplies	14,489,511

Communications Equipment — 1.6%
8,650,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	7,720,125
4,325,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	4,054,687

		Total Communications Equipment	11,774,812

Computers & Peripherals — 0.5%
		SunGard Data Systems Inc.:
1,950,000	B-	Senior Notes, 9.125% due 8/15/13 (b)	2,091,375
1,460,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (b)	1,576,800

		Total Computers & Peripherals	3,668,175

Consumer Finance — 3.7%
		Ford Motor Credit Co., Notes:
2,090,000	BB-	6.625% due 6/16/08	1,964,587
475,000	BB-	7.875% due 6/15/10	439,042
1,810,000	BB-	7.000% due 10/1/13	1,594,784
		General Motors Acceptance Corp.:
18,130,000	BB	Bonds, 8.000% due 11/1/31	17,236,136
5,870,000	BB	Notes, 6.875% due 8/28/12	5,476,546

		Total Consumer Finance	26,711,095

Containers & Packaging — 4.0%
3,100,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	3,394,500
2,365,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	2,441,862
3,850,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	3,753,750
4,975,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	5,273,500
5,550,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	5,799,750
860,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	872,900
		Pliant Corp.:
670,000	NR	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	707,688
545,000	NR	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	258,875
1,775,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	1,204,781
1,000,000	CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 9.750% due 2/1/11	1,027,500

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Containers & Packaging (continued)
$4,125,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	$3,815,625

		Total Containers & Packaging	28,550,731

Diversified Consumer Services — 1.3%
6,275,000	B	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (b)	6,973,094
2,605,000	BB	Service Corp. International, Debentures, 7.875% due 2/1/13	2,715,712

		Total Diversified Consumer Services	9,688,806

Diversified Financial Services — 1.4%
2,465,000	A-	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	2,652,957
935,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	939,675
310,000	CCC+	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (b)(c)	321,625
3,680,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	4,084,800
1,095,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	1,121,006
710,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	679,825
230,000	B-	UCAR Finance Inc., 10.250% due 2/15/12	246,100

		Total Diversified Financial Services	10,045,988

Diversified Telecommunication Services — 4.0%
1,600,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	1,596,000
1,630,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	1,756,325
3,570,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(d)(e)	0
2,485,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (b)	2,634,100
2,500,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	2,640,625
1,300,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	1,121,250
1,640,000	B	Nordic Telephone Co. Holdings, Senior Bond, 8.875% due 5/1/16 (b)	1,705,600
1,825,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	1,802,188
925,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	953,906
1,360,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,436,500
1,500,000	B	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	1,518,750
		Qwest Corp.:
760,000	BB	Debentures, 7.500% due 6/15/23	758,100
6,185,000	BB	Notes, 8.875% due 3/15/12	6,803,500
3,490,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (b)	3,873,900

		Total Diversified Telecommunication Services	28,600,744

Electric Utilities — 2.6%
		Edison Mission Energy, Senior Notes:
1,360,000	B+	10.000% due 8/15/08	1,470,500
4,575,000	B+	7.730% due 6/15/09	4,706,531
4,530,000	B+	9.875% due 4/15/11	5,130,225
5,415,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	6,200,175
		Reliant Energy Inc., Senior Secured Notes:
350,000	B	9.250% due 7/15/10	356,563
690,000	B	9.500% due 7/15/13	703,800

		Total Electric Utilities	18,567,794

Electrical Equipment — 0.6%
4,335,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	4,423,850

Energy Equipment & Services — 1.6%
1,775,000	B	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	2,141,672
1,255,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	1,289,513
285,000	BB-	GulfMark Offshore Inc., 7.750% due 7/15/14	289,275

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Energy Equipment & Services (continued)
		Hanover Compressor Co., Senior Notes:
$2,250,000	B	8.625% due 12/15/10	$2,356,875
3,325,000	B	9.000% due 6/1/14	3,591,000
1,540,000	B	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,709,437

		Total Energy Equipment & Services	11,377,772

Food Products — 1.1%
1,025,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	1,085,219
1,475,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,556,125
2,945,000	BB+	Delhaize America, Inc., 9.000% due 4/15/31	3,375,815
1,775,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	1,943,625
25,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	25,187

		Total Food Products	7,985,971

Health Care Providers & Services — 4.7%
3,525,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	3,762,938
3,860,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	3,879,300
1,530,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	1,616,063
		HCA Inc.:
3,080,000	BB+	Debentures, 7.500% due 11/15/95	2,650,931
		Notes:
3,245,000	BB+	7.690% due 6/15/25	3,195,708
1,215,000	BB+	7.500% due 11/6/33	1,178,032
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	6,369,125
600,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	672,000
		Tenet Healthcare Corp., Senior Notes:
6,800,000	B	7.375% due 2/1/13	6,375,000
4,230,000	B	9.875% due 7/1/14	4,409,775

		Total Health Care Providers & Services	34,108,872

Hotels, Restaurants & Leisure — 2.5%
1,000,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	1,062,500
975,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	994,500
1,530,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,602,675
3,510,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,817,125
		Mandalay Resort Group, Senior Subordinated:
1,500,000	B+	Debentures, 7.625% due 7/15/13	1,530,000
1,665,000	B+	Notes, Series B, 10.250% due 8/1/07	1,752,412
2,462,500	CCC+	Nortek Bank Debt, Senior Subordinated Notes, 7.470% due 9/1/14 (c)	2,485,202
2,400,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	2,370,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,743,125

		Total Hotels, Restaurants & Leisure	18,357,539

Household Durables — 2.9%
2,190,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	2,312,609
3,500,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	3,850,000
3,430,000	BB	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	3,406,937
420,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	441,000
965,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.750% due 9/1/12	786,475
3,625,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	3,851,102
4,175,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,404,625

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Household Durables (continued)
$ 1,880,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	$1,945,800

		Total Household Durables	20,998,548

Household Products — 0.7%
		Nutro Products Inc.:
385,000	CCC	Senior Notes, 9.230% due 10/15/13 (b)(c)	394,625
815,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	847,600
2,395,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	2,125,563
1,495,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	1,465,100

		Total Household Products	4,832,888

Independent Power Producers & Energy Traders — 3.5%
100,000	B+	Aes China Generating Co., Class A, 8.250% due 6/26/10	100,463
		AES Corp.:
550,000	BB-	Secured Notes, 9.000% due 5/15/15 (b)	602,250
		Senior Notes:
6,610,000	B	9.500% due 6/1/09	7,155,325
275,000	B	7.750% due 3/1/14	288,063
		Dynegy Holdings Inc., Senior Debentures:
7,750,000	B-	7.125% due 5/15/18	7,052,500
1,650,000	B-	7.625% due 10/15/26	1,501,500
		NRG Energy Inc., Senior Notes:
1,400,000	B-	7.250% due 2/1/14	1,410,500
6,785,000	B-	7.375% due 2/1/16	6,861,331

		Total Independent Power Producers & Energy Traders	24,971,932

Industrial Conglomerates — 0.7%
2,625,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	2,362,500
2,675,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	2,795,375

		Total Industrial Conglomerates	5,157,875

Insurance — 0.5%
3,690,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	3,845,622

Internet & Catalog Retail — 0.2%
1,830,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,813,988

IT Services — 0.1%
900,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	941,625

Machinery — 2.0%
2,750,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	2,915,000
3,525,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	3,877,500
3,000,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 14.914% due 4/15/14	2,490,000
1,535,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	1,619,427
		Terex Corp., Senior Subordinated Notes:
1,075,000	B	9.250% due 7/15/11	1,150,250
2,375,000	B	Series B, 10.375% due 4/1/11	2,511,562

		Total Machinery	14,563,739

Media — 14.2%
3,370,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (b)	2,329,188
5,810,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	6,332,900
5,409,222	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	5,510,645
		CCH I Holdings LLC, Senior Accreting Notes:
2,875,000	CCC-	13.500% due 1/15/14	2,055,625
350,000	CCC-	Step bond to yield 10.010% due 5/15/14	225,750
11,201,000	CCC-	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	10,024,895

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Media (continued)
		CSC Holdings Inc.:
$2,690,000	B+	Senior Debentures, 7.625% due 7/15/18	$2,703,450
		Senior Notes:
1,060,000	B+	7.250% due 4/15/12 (b)	1,060,000
		Series B:
2,525,000	B+	8.125% due 7/15/09	2,632,313
1,505,000	B+	7.625% due 4/1/11	1,538,863
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	1,550,981
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,511,237
3,234,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,472,507
6,725,000	BB-	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (b)	6,598,906
5,200,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	5,053,506
5,325,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.641% due 10/15/13	4,552,875
4,334,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	4,631,962
2,075,000	B+	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (c)	2,116,500
2,345,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	2,544,325
2,950,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	3,193,375
3,000,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	3,195,000
2,265,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,191,388
1,555,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (b)	1,601,650
		R.H. Donnelley Corp.:
		Senior Discount Notes:
25,000	B	Series A-1, 6.875% due 1/15/13 (b)	23,375
25,000	B	Series A-2, 6.875% due 1/15/13 (b)	23,375
75,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	77,531
3,525,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	3,930,375
2,440,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,568,100
		Rainbow National Services LLC:
1,480,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	1,587,300
640,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	721,600
2,720,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	2,716,600
4,075,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,166,687
1,400,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	1,428,000
2,880,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (b)	2,872,800
		XM Satellite Radio Inc., Senior Notes:
750,000	CCC	9.649% due 5/1/13 (b)(c)	761,250
1,370,000	CCC	9.750% due 5/1/14 (b)	1,383,700
1,219,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	1,282,998

		Total Media	102,171,532

Metals & Mining — 1.4%
4,075,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	4,492,687
525,000	B-	Metals USA, Senior Secured Notes, 11.125% due 12/1/15 (b)	577,500
2,965,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	3,335,495

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Metals & Mining (continued)
$ 1,280,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	$1,379,200

		Total Metals & Mining	9,784,882

Multi-Utilities — 0.2%
1,070,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	1,155,229

Multiline Retail — 1.7%
4,678,000	BBB-	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	5,374,872
		Neiman Marcus Group Inc.:
3,100,000	B-	Senior Notes, 9.000% due 10/15/15 (b)	3,309,250
915,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15 (b)	983,625
2,258,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	2,506,380

		Total Multiline Retail	12,174,127

Office Electronics — 0.4%
2,710,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	2,652,413

Oil, Gas & Consumable Fuels — 9.0%
1,830,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	2,013,000
1,385,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,430,013
4,450,000	BB	Chesapeake Energy Corp., Senior Notes, 6.250% due 1/15/18	4,238,625
2,327,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	2,489,890
		El Paso Corp., Medium-Term Notes:
8,465,000	B-	7.800% due 8/1/31	8,422,675
8,085,000	B-	7.750% due 1/15/32	8,064,787
2,865,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,843,512
1,440,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	1,630,071
1,285,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	1,278,575
1,060,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	1,082,525
2,610,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	2,773,125
		Pogo Producing Co., Senior Subordinated Notes:
2,535,000	B+	6.875% due 10/1/17	2,477,963
1,155,000	B+	Series B, 8.250% due 4/15/11	1,204,088
355,000	B1(f)	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (b)	363,875
170,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	178,500
		Stone Energy Corp., Senior Subordinated Notes:
1,010,000	B-	8.250% due 12/15/11	1,060,500
1,231,000	B-	6.750% due 12/15/14	1,243,310
5,330,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	5,689,775
900,000	A3(f)	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	936,411
1,260,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,253,700
		Williams Cos. Inc.:
11,250,000	BB-	Notes, 7.875% due 9/1/21	12,037,500
2,250,000	BB-	Senior Notes, 7.625% due 7/15/19	2,373,750

		Total Oil, Gas & Consumable Fuels	65,086,170

Paper & Forest Products — 3.0%
2,700,000	B+	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	2,497,500
3,000,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	3,045,000
5,685,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	5,542,875
1,420,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	1,196,350
3,265,000	B	Georgia-Pacific Corp., Debentures, 7.700% due 6/15/15	3,281,325
		NewPage Corp.:
760,000	CCC+	Senior Secured Notes, 10.000% due 5/1/12	817,950
3,700,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	4,033,000

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Paper & Forest Products (continued)
$700,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	$706,271
380,000	CCC-	Tembec Industries Inc., Senior Notes, 7.750% due 3/15/12	227,050

		Total Paper & Forest Products	21,347,321

Pharmaceuticals — 0.4%
2,655,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,601,900

Real Estate Investment Trusts (REITs) — 2.5%
		Host Marriott LP, Senior Notes:
4,125,000	BB-	7.125% due 11/1/13	4,207,500
620,000	BB-	6.750% due 6/1/16 (b)	615,350
4,300,000	BB-	Series I, 9.500% due 1/15/07	4,418,250
2,045,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (b)	2,004,100
6,000,000	B3(f)	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	6,930,000

		Total Real Estate Investment Trusts (REITs)	18,175,200

Road & Rail — 0.7%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
660,000	BB-	7.625% due 5/15/14 (b)	674,850
1,155,000	BB-	7.750% due 5/15/16 (b)	1,180,988
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
100,000	B-	10.250% due 6/15/07	104,500
2,935,000	B-	9.375% due 5/1/12	3,169,800
40,000	B-	12.500% due 6/15/12	44,500

		Total Road & Rail	5,174,638

Semiconductors & Semiconductor Equipment — 1.3%
		Amkor Technology Inc.:
2,450,000	CCC+	Senior Notes, 9.250% due 2/15/08	2,593,938
4,275,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	4,376,531
2,660,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	2,493,750

		Total Semiconductors & Semiconductor Equipment	9,464,219

Software — 0.2%
1,200,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	1,227,000

Specialty Retail — 1.1%
1,420,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	1,473,250
		AutoNation Inc., Senior Notes:
620,000	BB+	7.045% due 4/15/13 (b)(c)	633,950
775,000	BB+	7.000% due 4/15/14 (b)	782,750
265,000	CCC	Blockbuster, Inc., Senior Subordinated Notes, 10.000% due 9/1/12 (b)	251,750
1,470,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (b)	1,286,250
1,915,000	CCC-	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	1,857,550
485,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	504,400
1,465,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,395,413

		Total Specialty Retail	8,185,313

Textiles, Apparel & Luxury Goods — 1.6%
		Levi Strauss & Co., Senior Notes:
1,320,000	B-	12.250% due 12/15/12	1,498,200
2,875,000	B-	9.750% due 1/15/15	3,047,500
1,780,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	1,869,000
7,450,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	5,177,750

		Total Textiles, Apparel & Luxury Goods	11,592,450

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Face Amount	Rating‡	Security	Value
Thrifts & Mortgage Finance — 1.2%
$ 7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	$8,323,950

Wireless Telecommunication Services — 2.4%
		Sprint Capital Corp.:
9,825,000	A-	Notes, 8.750% due 3/15/32	12,226,151
4,625,000	A-	Senior Notes, 6.875% due 11/15/28	4,778,453

		Total Wireless Telecommunication Services	17,004,604

		TOTAL CORPORATE BONDS & NOTES (Cost — $663,999,451)	691,935,527

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
8,721,391	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(d)(e) (Cost — $9,766,723)	0

LOAN PARTICIPATIONS — 2.7%
United States — 2.7%
7,000,000	NR	UPC Broadband Holding B.V. Term Loan, 1.000% due 3/15/13 (Toronto Dominion) (c)(g)	7,045,209
12,000,000	NR	UPC Broadband Inc. Term Loan, Tranche H2, 7.330% due 3/15/12 (Bank of America) (c)(g)	12,077,502

		TOTAL LOAN PARTICIPATIONS (Cost — $19,000,000)	19,122,711

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.3%
Household Durables — 0.3%
8,819,088		Home Interiors of Gifts Inc. (d)(e)*	2,381,154

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
185,784		Aurora Foods Inc. (d)(e)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
11,918		Outsourcing Solutions Inc. (e)*	50,652

INFORMATION TECHNOLOGY — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
2,903		Freescale Semiconductor Inc., Class B Shares *	91,938

MATERIALS — 0.1%
Chemicals — 0.1%
53,679		Applied Extrusion Technologies Inc., Class A Shares *	429,432

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
7,716		McLeodUSA Inc., Class A Shares (e)*	0
18,375		Pagemart Wireless (d)(e)*	184

		TOTAL TELECOMMUNICATION SERVICES	184

		TOTAL COMMON STOCKS (Cost — $12,379,047)	2,953,360

CONVERTIBLE PREFERRED STOCKS — 0.3%
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
42,500		Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $1,254,125)	2,348,125

See Notes to Schedule of Investments.

Legg Mason Partners High Income Fund

Schedule of Investments (unaudited) (continued)

April 30, 2006

Warrants	Security	Value
WARRANTS — 0.1%
2,040	American Tower Corp., Class A Shares, Expires 8/1/08(b)*	$980,395
3,650	Cybernet Internet Services International Inc., Expires 7/1/09(b)(d)(e)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(d)(e)*	0
2,735	IWO Holdings Inc., Expires 1/15/11(b)(d)(e)*	0
1,835	Jazztel PLC, Expires 7/15/10(e)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09(b)(d)(e)*	0
545	Pliant Corp., Expires 6/1/10(b)(d)(e)*	6
9,550	RSL Communications Ltd., Class A Shares, Expires 11/15/06(d)(e)*	0
10,149	Viasystems Group Inc., Expires 1/31/10(d)(e)*	0

	TOTAL WARRANTS (Cost — $1,503,695)	980,401

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $707,903,041)	717,340,124

Face Amount
SHORT-TERM INVESTMENT — 0.0%
Repurchase Agreement — 0.0%
$83,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity - $83,033; (Fully collateralized by U.S. Treasury Note, 4.625% due 3/31/08; Market value - $84,545) (Cost — $83,000)	83,000

	TOTAL INVESTMENTS — 99.4% (Cost — $707,986,041#)	717,423,124
	Other Assets in Excess of Liabilities — 0.6%	4,424,661

	TOTAL NET ASSETS — 100.0%	$721,847,785

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Rating by Moody’s Investors Service.
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (formerly known as Smith Barney High Income Fund) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,293,033
Gross unrealized depreciation	(33,855,950)

Net unrealized appreciation	$9,437,083

At April 30, 2006, the Fund held loan participations with a total cost of $19,000,000 and a total market value of $19,122,711.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006